Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Revenues	$ 1,854,837	$ 1,182,800	$ 6,130,886	$ 2,227,559
Total Cost of Goods Sold	621,336	497,466	2,386,322	1,661,742
Gross Profit	1,233,501	685,334	3,744,564	565,817
Operating expenses:
Research and development (note 9)	1,087,619	810,150	3,462,558	3,446,285
General and administrative	3,232,211	2,550,751	13,559,009	9,957,380
Depreciation and amortization	34,121	95,676	429,139	323,407
Impairment on revenue earning devices				584,177
Operating lease cost and rent	58,219	62,013	240,731	260,406
Gain loss on disposal of fixed assets				(16,426)
Total operating expenses	4,412,170	3,518,590	17,691,437	14,555,229
Loss from operations	(3,178,669)	(2,833,256)	(13,946,873)	(13,989,412)
Other income (expense), net:
Interest expense	(1,415,349)	(1,361,103)	(5,456,981)	(6,758,044)
Gain on settlement of debt			468,262	38,740
Total other income (expense), net	(1,415,349)	(1,361,103)	(4,988,719)	(6,719,304)
Net Loss	$ (4,594,018)	$ (4,194,359)	$ (18,935,592)	$ (20,708,716)
Net loss per share - basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Net loss per share - diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common share outstanding - basic	15,517,671,159	9,882,118,105	11,647,673,315	7,080,914,317
Weighted average common share outstanding - diluted	15,517,671,159	9,882,118,105	11,647,673,315	7,080,914,317
Cost Of Goods Sold [Member]
Total Cost of Goods Sold	$ 173,381	$ 295,593	$ 1,334,824	$ 1,131,102
Depreciation And Amortization [Member]
Total Cost of Goods Sold	$ 447,955	$ 201,873	$ 1,051,498	$ 530,640